RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

3.      RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank.  At December 31, 2011 and 2010, these reserve balances amounted to $860,000 and $846,000, respectively.